Other operating income, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Analysis of income and expense [abstract]
Gain from disposal of farmland and other assets	$ 2,064	$ 1,354		$ 36,227
Loss from the sale of subsidiaries	(554)	0		0
(Loss) / gain from commodity derivative financial instrument	(8,320)	(618)		54,694
Gain / (loss) from disposal of other property items	2,198	(329)		(95)
Net gain / (loss) from fair value adjustment of investment property	1,077	(325)		13,409
Others	5,522	(904)		(3)
Other operating income, net	$ 1,987	$ (822)	[1]	$ 104,232	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.